GENERAL	6 Months Ended
Jun. 30, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL	GENERAL

The Cool Company Ltd. (“CoolCo” or the “Company”) is a private limited liability company incorporated in 2018 under the laws of Bermuda. In the period from the incorporation of CoolCo in October 2018 until early 2022 when the transactions described below occurred, the operations of CoolCo were considered insignificant. Beginning in 2022, CoolCo started engaging in the acquisition, ownership, operation and chartering of liquefied natural gas (“LNG”) carriers (“LNGCs”), and the operation of third party fleets under management agreements. The Company is currently listed on the Euronext Growth Oslo and New York Stock Exchange under the symbol "CLCO".

As used herein and unless otherwise required by the context, the terms “CoolCo”, the “Company”, “we”, “our”, “us” and words of similar import refer to CoolCo or any one or more of its consolidated subsidiaries, or to all such entities.

References to “QPSL” refer to Quantum Pacific Shipping Ltd. and to any one or more of its subsidiaries. References to “EPS” refer to EPS Ventures Ltd., a wholly-owned subsidiary of QPSL.

As of June 30, 2024, CoolCo’s owned fleet comprised of eleven LNGCs, including seven modern tri-fuel diesel electric (“TFDE”) vessels we acquired from Golar LNG Limited (“Golar”) and four vessels, comprising of two modern 2-stroke and two TFDE, acquired from Quantum Crude Tankers Ltd, an affiliate of EPS. CoolCo managed four vessels (including both LNGCs and Floating Storage and Regasification Units (“FSRUs”)) for third parties.

A.Acquisitions from Golar LNG Limited

Golar Shipping and Vessel Management (“GSVM” or "Predecessor”) was a carve-out business of Golar. GSVM was engaged in the acquisition, ownership, operation and chartering LNGCs, previously reported within the 'Shipping' segment by Golar, and the operation of third-party vessels under management agreements, previously reported within the 'Corporate and other' segment by Golar. On January 26, 2022, CoolCo entered into various agreements with Golar, including:

1) Vessel SPA: CoolCo and Golar entered into the Vessel SPA, as amended on February 25, 2022, pursuant to which CoolCo acquired all of the outstanding shares of nine of Golar’s wholly-owned subsidiaries on various dates in March and April 2022. Eight of these entities are each the registered or disponent owner or lessee of the following modern TFDE LNG carriers: Golar Seal, Golar Crystal, Golar Ice, Golar Bear, Golar Frost, Golar Glacier, Golar Snow and Golar Kelvin (the "Original Vessels"), each of which operated, as of the acquisition date, under pre-existing time charters of various durations with major energy, utility and commodity trader counterparties. The ninth subsidiary, The Cool Pool Limited, is the entity responsible for the commercial marketing of these LNG carriers. CoolCo sold one of the TFDE LNG carriers, Golar Seal, in March 2023.

The purchase price for each vessel under the Vessel SPA was $145 million per vessel, subject to working capital and debt adjustments. Each acquisition of Golar’s subsidiaries closed on phased completion dates corresponding with the date that the respective Golar subsidiary debt was either refinanced with CoolCo’s $570 million Senior Secured Sustainability Linked Amortizing Term Loan (as described further below, for six of the Golar subsidiaries acquired) or assumed by CoolCo (for two of the Golar subsidiaries acquired, lender consent was obtained for the change of control of the existing sale and leaseback arrangements for the vessels Golar Ice and Golar Kelvin, further described in Note 5 herein), which were all subject to customary conditions precedent. CoolCo’s acquisitions closed on various dates from March 3, 2022 to April 5, 2022.

2) Revolving Credit Facility: CoolCo and Golar also entered into a Revolving Credit Facility (the "RCF") for up to $25.0 million (with a maturity date of January 2024, a fixed interest rate of 5% and a commitment fee of 50 basis points on the undrawn amount) to fund CoolCo’s working capital requirements. On May 28, 2023, CoolCo terminated the RCF and no further commitment fee shall be payable from this date.

3) Transitional Services Agreement: CoolCo and Golar entered into a Transitional Services Agreement (the "TSA"), which was subsequently replaced with the Administrative Services Agreement (the "ASA") pursuant to which Golar provided corporate administrative services to CoolCo for a fixed daily fee. The ASA expired on June 30, 2023.

4) ManCo Agreement: Pursuant to the agreement, CoolCo and Golar agreed that following the conclusion of an internal reorganization of Golar’s management organization, CoolCo acquired Golar’s LNGC and FSRU management organization on June 30, 2022.
On January 26, 2022, CoolCo authorized the issuance of 398,990,000 additional common shares at $1 par value, increasing the total number of authorized common shares to 400,000,000. These additional common shares authorized for issuance have the same rights as the issued and outstanding common shares prior to such date.

On February 17, 2022, CoolCo entered into a Senior Secured Sustainability Linked Amortizing Term Loan of $570.0 million (with a maturity date of March 2027 and an initial interest rate of the Secured Overnight Financing Rate plus 275 basis points) with a syndicate of banks, which CoolCo drew-down contemporaneously with the respective vessel acquisitions to refinance Golar’s existing financing relating to certain of the vessels acquired pursuant to the Vessel SPA, as discussed above.

In February 2022, CoolCo sold 27.5 million common shares at a price of $10.00 per share raising proceeds of $275 million (net: $266.7 million) in a private placement (the “Private Placement”). The proceeds were also used to finance the acquisition of the Original Vessels. As a result of the Private Placement, subsequent acquisitions of CoolCo shares from Golar, EPS at the time became the largest shareholder with 37.5% of CoolCo’s common shares. Golar held 31.3% of the common shares and public shareholders held the remaining common shares. The common shares were listed on Norwegian Over-The-Counter Market (N-OTC) immediately following completion of the Private Placement. On February 22, 2022, CoolCo completed its listing of common shares on the Euronext Growth Oslo. Golar determined that it relinquished control of CoolCo on January 26, 2022.

On June 30, 2022, CoolCo entered into various agreements (the "ManCo SPA") with Golar to purchase Golar's LNG carrier and FSRU management organization. Golar and CoolCo entered into the ManCo SPA (as contemplated in the ManCo Agreement), pursuant to which CoolCo acquired four of Golar's wholly-owned subsidiaries, including agreements to manage third parties' fleets of LNG carriers and FSRUs. Following completion of the transactions contemplated under the ManCo SPA, the employees of such entities became CoolCo employees.

The aggregate amount of purchase consideration under the Vessel SPA and ManCo SPA was $346.2 million. This was comprised of $127.9 million in the form of shares in the Company issued to Golar on each respective entity acquisition date pursuant to Vessel SPA, $211.7 million net cash from acquisition-related refinancing via the Company’s $570 million Senior Secured Sustainability Linked Amortizing Term Loan which was drawn-down contemporaneously with each respective vessel acquisition and Vessel SPA working capital adjustments and the ManCo SPA purchase price of approximately $6.6 million, including working capital adjustments, which was paid in cash. Golar and CoolCo also entered into an ASA, which replaced the TSA, for the provision of IT, accounting, treasury, finance operations and other corporate overhead functions from July 1, 2022 to June 30,2023. The ASA expired on June 30, 2023.

The Company accounted for the acquisitions pursuant to Vessel SPA and ManCo SPA as asset acquisitions.

B. Acquisition from Quantum Crude Tankers Ltd, an affiliate of EPS

On November 10, 2022, pursuant to the Master Sale Agreement (“MSA”), we acquired four special purpose vehicles (the “Acquired Vessel SPVs”) with contracted LNG carriers, the 2021 built 2-stroke Kool Orca, the 2020 built 2-stroke Kool Firn, and the 2015 built TFDE vessels Kool Boreas and Kool Baltic (together the “Acquired Vessels”), from Quantum Crude Tankers Ltd (“QCT”), an affiliate of EPS for an aggregate purchase price of approximately $662.8 million.

In connection with the acquisition, the Company completed a private placement of shares in November 2022 consisting of (i) a primary offering of new shares in the Company and (ii) a secondary offering of existing shares by Golar (the ‘‘Second Private Placement’’). The Company raised gross proceeds equivalent to approximately $170 million (net: $166.0 million) through an issuance of 13,678,462 new shares, and Golar sold 8,046,154 existing shares for approximately $100 million to EPS. The shares sold in the Second Private Placement were placed at a price per new share of NOK 130. Upon completion of this private placement, the Company had a total of 53,688,462 outstanding shares with a par value $1.00 each with EPS acquiring 10,789,728 additional shares as part of the Second Private Placement.

We financed the purchase price of the Acquired Vessels with the net proceeds of the Second Private Placement and assumed debt of $520.0 million (Note 15), resulting in a net cash consideration of $135.2 million.
On November 3, 2022, in connection with the Acquired Vessel acquisitions described above, the Company also entered into an option agreement with an affiliate of EPS to acquire newbuild contracts for a further two 2-stroke LNG carriers that are scheduled to be delivered in the second half of 2024. The option on these two vessels was exercised on June 28, 2023 (Note 12) and the total purchase consideration under the option agreement was approximately $235 million per vessel.

The Original Vessels we acquired pursuant to the Vessel SPA and the Acquired Vessels we acquired pursuant to the MSA are collectively referred to as the ‘‘Vessels’’.